CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and investments

	2021	2020
Cash	14,667	9,060
Banks and immediately available investments	4,145,987	4,608,144
Cash and cash equivalents	4,160,654	4,617,204

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity and low risk of fair value variation.

	2021	2020
Short-term investments	2,626,212	3,041,143